Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary equity, par or stated value per share		$ 0.001
Common stock, par value (in Dollars per share)	$ 0.0001	0.0001
Business Combination, Acquisition Related Costs	$ 26,700
Legacy Redeemable Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	0.001
Temporary Equity Issue Price Per Share		$ 1.8118
Temporary Equity Stock Issuance Costs		$ 543